Debt Securities Available for Sale - Expected Maturities of Available-for-Sale Securities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Amortized cost
One year or less	$ 130,960
More than one year to five years	251,648
More than five years to ten years	85,218
Available-for-sale debt securities, allocated and single maturity date, total	467,826
Mortgage-backed securities and collateralized mortgage obligations	732,393
Amortized Cost	1,200,219	$ 1,141,868
Due after one year through five years	251,648
Due after five years through ten years	85,218
Fair Value
One year or less	131,384
More than one year to five years	255,013
More than five years to ten years	80,647
Available-for-sale debt securities, allocated and single maturity date, total	467,044
Mortgage-backed securities and collateralized mortgage obligations	654,973
Debt securities available for sale, at fair value	1,122,017	1,025,946
Due after one year through five years	255,013
Due after five years through ten years	80,647
Northfield Bancorp, Inc. [Member]
Amortized cost
Amortized cost	1,418,504	1,129,777
Fair Value
Debt securities available for sale, at fair value	1,412,419	$ 1,100,817
Northfield Bancorp, Inc. [Member] | Other Than Mortgage Backed Securities
Amortized cost
One year or less	4,310
More than one year to five years	19,012
More than five years to ten years	10,000
Due after one year through five years	19,012
Due after five years through ten years	10,000
Amortized cost	33,322
Fair Value
One year or less	4,322
More than one year to five years	18,890
More than five years to ten years	10,159
Debt securities available for sale, at fair value	33,371
Due after one year through five years	18,890
Due after five years through ten years	$ 10,159